Inventories (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provision For Obsolete Inventory [Member]
Inventories (Details) [Line Items]
Inventory	$ 25,893,526	$ 16,125,749	$ 266,405